Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Summary of Reconciliation of accounting and taxable income
	December 31, 2024	December 31, 2023	December 31, 2022
Loss before income taxes	$(244,437)	$(191,795)	$(193,182)
Tax expense (recovery) based on statutory rate of 27.0%	(66,000)	(52,000)	(52,000)
Permanent differences and other	824,000	(84,000)	(4,000)
	758,000	(136,000)	(56,000)
Changes in unrecognized deferred tax assets	(758,000)	136,000	56,000
Total income tax (recovery)	$-	$-	$-

Summary of Deffered tax assets and liabilities
	December 31, 2024	December 31, 2023
Unrecognized deferred income tax assets:
Allowable capital losses	$468,000	$468,000
Non-capital losses	1,945,000	1,878,000
Investments	625,000	1,450,000
Unrecognized deferred tax assets	(3,038,000)	(3,796,000)